Debt due within one year - Summary of Total Bank Credit Facilities (Details) - Dec. 31, 2024 $ in Millions, $ in Millions	CAD ($)	USD ($)
Unsecured revolving and expansion credit facilities
Disclosure of detailed information about borrowings [line items]
Total available	$ 4,000
Drawn	0
Letters of credit	0
Commercial paper outstanding	2,190	$ 1,522
Net available	1,810
Unsecured term loan facility
Disclosure of detailed information about borrowings [line items]
Total available	5,324
Drawn	0
Letters of credit	0
Commercial paper outstanding	0
Net available	5,324
Unsecured non-revolving credit facilities
Disclosure of detailed information about borrowings [line items]
Total available	641
Drawn	52
Letters of credit	0
Commercial paper outstanding	0
Net available	589
Other
Disclosure of detailed information about borrowings [line items]
Total available	106
Drawn	0
Letters of credit	71
Commercial paper outstanding	0
Net available	35
Total committed credit facilities
Disclosure of detailed information about borrowings [line items]
Total available	10,071
Drawn	52
Letters of credit	71
Commercial paper outstanding	2,190
Net available	7,758
Total non-committed credit facilities
Disclosure of detailed information about borrowings [line items]
Total available	2,673
Drawn	863
Letters of credit	512
Commercial paper outstanding	0
Net available	1,298
Total non-committed credit facilities | Bell Canada
Disclosure of detailed information about borrowings [line items]
Total available	1,810
Drawn	0
Letters of credit	512
Commercial paper outstanding	0
Net available	1,298
Total non-committed credit facilities | Bell Mobility Inc.
Disclosure of detailed information about borrowings [line items]
Total available	863
Drawn	863
Letters of credit	0
Commercial paper outstanding	0
Net available	0
Total committed and non-committed credit facilities
Disclosure of detailed information about borrowings [line items]
Total available	12,744
Drawn	915
Letters of credit	583
Commercial paper outstanding	2,190
Net available	9,056
Unsecured revolving credit facility
Disclosure of detailed information about borrowings [line items]
Total available	2,700
Unsecured expansion facility
Disclosure of detailed information about borrowings [line items]
Total available	$ 1,300